SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of Net Loss per Common Share (Details) - USD ($)		3 Months Ended			6 Months Ended
		Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Numerator: Earnings allocable to Class A Common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account					$ 5,380
Net income attributable		$ (6,217)	$ (1,628,037)	$ (1,104)	$ (1,634,254)
Denominator: Weighted Average Class A Common stock subject to possible redemption
Weighted average shares outstanding, basic and diluted	[1]			6,250,000
Basic and diluted net loss per common stock				$ 0.00
Class A Common Stock Subject to Redemption
Denominator: Weighted Average Class A Common stock subject to possible redemption
Weighted average shares outstanding, basic and diluted		26,604,351			26,655,848
Basic and diluted net loss per common stock		$ 0.00			$ 0.00
Class A Common Stock Not Subject to Redemption
Denominator: Weighted Average Class A Common stock subject to possible redemption
Weighted average shares outstanding, basic and diluted		9,333,149			8,628,423
Basic and diluted net loss per common stock		$ 0.00			$ (0.19)
Redeemable Class A Common Stock
Numerator: Earnings allocable to Class A Common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account		$ 4,295			$ 5,380
Less: interest available to be withdrawn for payment of taxes		$ (4,295)			$ (5,380)
Denominator: Weighted Average Class A Common stock subject to possible redemption
Weighted average shares outstanding, basic and diluted		26,604,351			26,655,848
Basic and diluted net loss per common stock		$ 0.00			$ 0.00
Non-Redeemable Common Stock
Numerator: Earnings allocable to Class A Common stock subject to possible redemption
Net income attributable		$ (6,217)			$ (1,634,254)
Non-Redeemable Net Loss		$ (6,217)			$ (1,634,254)
Denominator: Weighted Average Class A Common stock subject to possible redemption
Weighted average shares outstanding, basic and diluted		9,333,149			8,628,423
Basic and diluted net loss per common stock		$ 0.00			$ (0.19)

[1]	Excludes an aggregate of up to 937,500 shares of Class B common stock that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised (see Note 5).